Redeemable Convertible Preferred Stock and Warrants - Preferred Shares (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Preferred stock authorized (in shares)	0	144,528,912	144,528,912
Preferred stock outstanding (in shares)	0	139,851,483	139,503,915
Preferred stock, net carrying value	$ 0	$ 67,814,000	$ 66,236,000
Preferred stock, liquidation preference	$ 0	$ 66,619,000	$ 66,544,000
Series A [Member]
Temporary Equity [Line Items]
Preferred stock authorized (in shares)		10,200,000	10,200,000
Preferred stock outstanding (in shares)		10,200,000	10,200,000
Preferred stock, price (in dollars per share)		$ 0.04167	$ 0.04167
Preferred stock, net carrying value		$ 421,000	$ 421,000
Preferred stock, liquidation preference		$ 425,000	$ 425,000
Series A-1 [Member]
Temporary Equity [Line Items]
Preferred stock authorized (in shares)		22,368,912	22,368,912
Preferred stock outstanding (in shares)		22,368,912	22,368,912
Preferred stock, price (in dollars per share)		$ 0.09164	$ 0.09164
Preferred stock, net carrying value		$ 2,000,000	$ 2,000,000
Preferred stock, liquidation preference		$ 2,050,000	$ 2,050,000
Series B [Member]
Temporary Equity [Line Items]
Preferred stock authorized (in shares)		42,360,000	42,360,000
Preferred stock outstanding (in shares)		42,052,680	41,705,112
Preferred stock, price (in dollars per share)		$ 0.21580	$ 0.21580
Preferred stock, net carrying value		$ 10,533,000	$ 8,955,000
Preferred stock, liquidation preference		$ 9,075,000	$ 9,000,000
Series C [Member]
Temporary Equity [Line Items]
Preferred stock authorized (in shares)		39,600,000	39,600,000
Preferred stock outstanding (in shares)		36,080,004	36,080,004
Preferred stock, price (in dollars per share)		$ 0.33452	$ 0.33452
Preferred stock, net carrying value		$ 12,049,000	$ 12,049,000
Preferred stock, liquidation preference		$ 12,069,000	$ 12,069,000
Series D [Member]
Temporary Equity [Line Items]
Preferred stock authorized (in shares)		30,000,000	30,000,000
Preferred stock outstanding (in shares)		29,149,887	29,149,887
Preferred stock, price (in dollars per share)		$ 1.47513	$ 1.47513
Preferred stock, net carrying value		$ 42,811,000	$ 42,811,000
Preferred stock, liquidation preference		$ 43,000,000	$ 43,000,000